S000001580 [Member] Expense Example - Equity Aggressive Strategy Fund	Oct. 31, 2025 USD ($)
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 148
Expense Example, with Redemption, 3 Years	509
Expense Example, with Redemption, 5 Years	895
Expense Example, with Redemption, 10 Years	1,978
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	629
Expense Example, with Redemption, 10 Years	1,420
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	698
Expense Example, with Redemption, 3 Years	990
Expense Example, with Redemption, 5 Years	1,302
Expense Example, with Redemption, 10 Years	2,187
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	206
Expense Example, with Redemption, 3 Years	670
Expense Example, with Redemption, 5 Years	1,160
Expense Example, with Redemption, 10 Years	2,511
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	639
Expense Example, with Redemption, 10 Years	1,429
Class R1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	631
Expense Example, with Redemption, 10 Years	$ 1,422